Riggs Funds

Class R Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs Large Cap Growth Fund
Riggs U.S. Government Securities Fund
Riggs Bond Fund
Riggs Intermediate Tax Free Bond Fund
Riggs Long Term Tax Free Bond Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund

Class Y Shares
Riggs Stock Fund
Riggs Small Company Stock Fund
Riggs U.S. Government Securities Fund
Riggs Prime Money Market Fund
Riggs U.S. Treasury Money Market Fund


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SUPPLEMENT TO THE COMBINED CLASS R SHARES PROSPECTUS, COMBINED CLASS Y
SHARES PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30,
2002


On October 1, 2002, Riggs Investment Corp., the Funds' investment adviser, has changed its name to Riggs Securities, Inc.


                                                            October 1, 2002






Cusip 76656A 607
Cusip 76656A 807
Cusip 76656A 849
Cusip 76656A 500
Cusip 76656A 872
Cusip 76656A 864
Cusip 76656A 856
Cusip 76656A 203
Cusip 76656A 401
Cusip 76656A 781
Cusip 76656A 799
Cusip 76656A 773
Cusip 76656A 104
Cusip 76656A 302


27800 (10/02)
524273